Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
8.	RELATED PARTY TRANSACTIONS

The Company incurred no advisory fees during the three and nine months ended September 30, 2016 and incurred $19,000 and $56,000 in advisory fees to one of its directors during the three and nine months ended September 30, 2015, respectively.

11.	RELATED PARTY TRANSACTIONS

The Company incurred advisory fees of $75,000 and $56,000 to one of its Directors, in addition to director fees, during the years ended December 31, 2014 and 2015, respectively.